Cover	Jul. 11, 2025
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Longevity Biomedical Holdings, Corp.
Entity Central Index Key	0002081863
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	128 Gail Drive
Entity Address, City or Town	New Rochelle
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10805
City Area Code	646
Local Phone Number	978-5180
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Contact Personnel Name	Ray Chen
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	128 Gail Drive
Entity Address, City or Town	New Rochelle
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10805
City Area Code	(914)
Local Phone Number	316-4805